Structured entities	12 Months Ended
Dec. 31, 2017
Structured entities
Structured entities

27 Structured entities

A structured entity (SE) is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, for example when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. SEs are usually established for a specific, limited purpose, they do not carry out a business or trade and typically have no employees. They take a variety of legal forms - trusts, partnerships and companies - and fulfil many different functions. As well as being a key element of securitisations, SEs are also used in fund management activities to segregate custodial duties from the fund management advice.

Consolidated structured entities

Securitisations

In a securitisation, assets, or interests in a pool of assets, are transferred generally to a SE which then issues liabilities to third party investors. The majority of securitisations are supported through liquidity facilities or other credit enhancements. The Group arranges securitisations to facilitate client transactions and undertakes own asset securitisations to sell or to fund portfolios of financial assets.

The Group also acts as an underwriter and depositor in securitisation transactions in both client and proprietary transactions.

The Group’s involvement in client securitisations takes a number of forms. It may: sponsor or administer a securitisation programme; provide liquidity facilities or programme-wide credit enhancement; and purchase securities issued by the vehicle.

Own asset securitisations

In own-asset securitisations, the pool of assets held by the SE is either originated by the RBS Group, or (in the case of whole loan programmes) purchased from third parties.

The table below analyses the asset categories for those own-asset securitisations where the transferred assets continue to be recorded on the Group’s balance sheet.

	Group
	2017				2016
		Debt securities in issue				Debt securities in issue
		Held by third	Held by the			Held by third	Held by the
Asset type	Assets	parties	Group (1)	Total	Assets	parties	Group (1)	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Mortgages
- UK (2)	—	—	—	—	1,255	—	—	—
- Irish	—	—	—	—	7,054	1,180	6,621	7,801
- US	—	—	—	—	301	301	—	301

	—	—	—	—	8,610	1,481	6,621	8,102

Cash deposit	—				785

Total	—				9,395

Notes:

(1)	Debt securities retained by the Group may be pledged with central banks.
(2)	These assets have been transferred to SEs that are consolidated by RBS plc.

Covered bond programme

Certain loans and advances to customers have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of debt securities by the RBS Group. The Group retains all of the risks and rewards of these loans. The partnerships are consolidated by the RBS Group, the loans retained on the RBS Group’s balance sheet and the related covered bonds included within debt securities in issue of the RBS Group. At 31 December 2017, £8,915 million of mortgages have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of debt securities by the RBS Group (2016 - £7,624 million).

Unconsolidated structured entities

The Group’s interests in unconsolidated structured entities are analysed below.

	Asset backed
	Securitisation	Investment
	vehicles	funds and other	Total
2017	£m	£m	£m
Loans and advances to customers	—	29	29
Debt securities	1,059	—	1,059

Total	1,059	29	1,088

Liquidity facilities/loan commitments	—	55	55

Total exposure	1059	84	1143

2016
Loans and advances to customers	35	—	35
Derivative assets	8	—	8
Derivatives liabilities	(9)	(1)	(10)
Total	34	(1)	33

Guarantees	—	7	7
Total exposure	34	6	40

Notes:

(1)	Income from interests in unconsolidated structured entities includes interest receivable, changes in fair value and other income less impairments.
(2)

A sponsored entity is a structured entity established by the Group where the Group provides liquidity and/or credit enhancements or provides ongoing services to the entity. The Group can act as sponsor for its own or for customers’ transactions.

(3)

In 2017 no assets were transferred into sponsored structured entities (2016 - nil) which are not consolidated by the Group and for which the Group held no interest at 31 December 2017. The income arising from sponsored entitles where the Group holds no interest at year end was nil (2016 - nil).